Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Summary of significant components of current and deferred income tax recovery (expense)

Significant components of the current and deferred income tax recovery (expense) for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Years ended December 31,
	2022	2021	2020
	$	$	$
Current income tax recovery (expense)	—	109	(395)
Deferred tax:
Origination and reversal of temporary differences	2,885	1,291	1,509
Change in unrecognized tax assets	(2,885)	(1,291)	(1,509)
Total income tax recovery (expense)	—	109	(395)

Summary of reconciliation of combined canadian federal and provincial income tax rate to income tax expense

The reconciliation of the combined Canadian federal and provincial corporate income tax rate to the income tax expense is provided below:

	Years ended December 31,
	2022	2021	2020

Combined Canadian federal and provincial statutory income tax rate	26.5%	26.5%	26.5%

	Years ended December 31,
	2022	2021	2020
	$	$	$
Income tax recovery based on combined statutory income tax rate	6,023	2,246	1,252
Change in unrecognized tax assets	(2,885)	(1,291)	(1,872)
Share issuance costs	—	367	363
Permanent difference attributable to impairment of goodwill	(2,407)	—	—
Impact of expiring investment tax credits	(1,559)	(1,724)	(481)
Provision to filed return adjustments	106	151	—
Permanent difference attributable to net change in fair value of warrant liability	—	—	304
Share-based compensation costs	(144)	(82)	(16)
Difference in statutory income tax rate of foreign subsidiaries	902	226	99
Uncertain tax position	—	—	(123)
Other	(36)	216	79
	—	109	(395)

Summary of (loss) income before income taxes

Loss before income taxes is attributable to the Company’s tax jurisdictions as follows:

	Years ended December 31,
	2022	2021	2020
	$	$	$
Germany	(16,756)	(4,383)	(2,042)
Canada	(5,679)	(3,860)	(2,463)
United States	(292)	(234)	(218)
Total loss before income taxes	(22,727)	(8,477)	(4,723)

Summary of significant components of deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2022	2021
	$	$
Deferred tax assets

Operating losses carried forward	582	205
Intangible assets	—	776
	582	981
Deferred tax liabilities

Accounts receivable	—	375
Payables and accrued liabilities	450	7
Property and equipment	55	47
Deferred revenues	—	492
Other	77	60
	582	981

Deferred tax assets (liabilities), net	—	—

Summary of significant components of unrecognized deferred tax assets

Significant components of unrecognized deferred tax assets and losses are as follows:

	December 31,
	2022	2021
	$	$
Unrecognized deferred tax assets

Deferred revenues and other provisions	1,475	1,680
Operating losses carried forward	87,445	87,734
Capital losses carried forward	210	105
SR&ED Pool	9,138	9,138
Unused tax credits	1,559	2,945
Employee future benefits	1,317	3,396
Property and equipment	524	523
Intangible assets	95	—
Share issuance expenses	781	1,110
Other	294	84
Unrecognized deferred tax assets	102,838	106,715

Summary of disclosure of federal tax losses

	Canada
	Federal	Provincial
	$	$
2028	8,054	6,668
2029	4,791	4,773
2030	4,104	4,089
2031	1,753	1,737
2032	4,250	4,250
2033	3,721	3,721
2034	4,153	4,153
2035	10,418	10,452
2036	10,592	10,592
2037	7,343	7,343
2038	6,557	6,557
2039	3,501	3,501
2040	3,808	3,808
2041	4,822	4,822
2042	6,367	6,367
	84,234	82,833

United States
$
2028	369
2029	178
2034	151
2035	447
2036	195
2037	709
indefinite	1,224
indefinite	771
indefinite	516
indefinite	535
5,095